Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NotE 11:- Intangible Assets, Net

a.	Intangible assets, net, are comprised of the following as of the below dates:

	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Cost:

Balance as of January 1, 2024	$327,102	$292,868	$100,975	$13,615	$734,560
Measurement period adjustments	3,074	(10,010)	6,937	462	463
Initially consolidated company	24,406	-	24,437	137	48,980
Purchases	159	11,605	568	142	12,474
Disposals	-	(495)	-	(432)	(927)
Exchange rate differences from translation of foreign operations	(2,366)	(237)	(551)	(101)	(3,255)

Balance as of December 31, 2024	$352,375	$293,731	$132,366	$13,823	$792,295

Accumulated amortization:

Balance as of January 1, 2024	$194,914	$244,974	$81,947	$5,797	$527,632
Measurement period adjustments	1,410	(6,225)	4,814	446	445
Depreciation	26,876	11,759	9,208	1,481	49,324
Disposals	-	(495)	-	(432)	(927)
Exchange rate differences from translation of foreign operations	(565)	(100)	(451)	(139)	(1,255)

Balance as of December 31, 2024	$222,635	$249,913	$95,518	$7,153	$575,219

Depreciated cost as of December 31, 2024	$129,740	$43,818	$36,848	$6,670	$217,076

	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Cost:

Balance as of January 1, 2023	$309,979	$283,038	$100,337	$12,270	$705,624
Initially consolidated company	20,902	-	-	1,706	22,608
Purchases	-	14,550	962	-	15,512
Disposals	-	(21)	-	-	(21)
Exchange rate differences from translation of foreign operations	(3,779)	(4,699)	(324)	(361)	(9,163)

Balance as of December 31, 2023	$327,102	$292,868	$100,975	$13,615	$734,560

Accumulated amortization:

Balance as of January 1, 2023	$169,567	$237,253	$71,843	$4,235	$482,898
Depreciation	27,747	11,634	10,227	1,657	51,265
Disposals	-	(21)	-	-	(21)
Exchange rate differences from translation of foreign operations	(2,400)	(3,892)	(123)	(95)	(6,510)

Balance as of December 31, 2023	$194,914	$244,974	$81,947	$5,797	$527,632

Depreciated cost as of December 31, 2023	$132,188	$47,894	$19,028	$7,818	$206,928

b.	Amortization expenses totaled $49,324, $51,265, and $49,501 for the years ended December 31, 2024, 2023 and 2022, respectively.